Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016

Net income	195,184	153,252	115,942
Less: Preference dividends declared and guarantee fee	—	—	(15,655)
Less: Premium on preference share buyback and redemption	—	—	(41,913)
Net income attributable for common shareholders	195,184	153,252	58,374

Basic Earnings Per Share
Weighted average number of common shares issued	55,159	54,296	49,128
Weighted average number of common shares held as treasury stock	(213)	—	(506)
Weighted average number of common shares (in thousands)	54,946	54,296	48,622

Basic Earnings Per Share	3.55	2.82	1.20

Diluted Earnings Per Share
Weighted average number of common shares	54,946	54,296	48,622
Net dilution impact related to options to purchase common shares	223	561	607
Net dilution impact related to awards of unvested common shares	576	594	382
Weighted average number of diluted common shares (in thousands)	55,745	55,451	49,611

Diluted Earnings Per Share	3.50	2.76	1.18